GOF-SA3 02/25

FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED FEBRUARY 28, 2025
TO THE STATEMENT OF ADDITIONAL INFORMATION
OF EACH FUND LISTED ON SCHEDULE A

Each of the Funds (each a “Fund,” collectively the “Funds”) listed on Schedule A hereto, is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its corresponding Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of such Underlying Index.

Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status under such circumstances.

Each Statement of Additional Information is amended as follows:

I. The following is added to the “Goals, Strategies and Risks—Fundamental Investment Policies” section of the Statement of Additional Information with respect to each Fund:

The Fund intends to be diversified in approximately the same proportion as its corresponding Underlying Index is diversified. Each Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index. Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of its Underlying Index.

SCHEDULE A

Fund	Date of SAI
FRANKLIN TEMPLETON ETF TRUST
Franklin U.S. Equity Index ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024

Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024

Please keep this supplement with your Statement of Additional Information for future reference.